SHARE-BASED COMPENSATION - Summary of Award Activity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,282,251	0
Granted (in shares)	415,519	1,400,785
Settled (in shares)	(206,743)	(99,186)
Forfeited (in shares)	(50,396)	(19,348)
Ending balance (in shares)	1,440,631	1,282,251
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	421,608	0
Granted (in shares)	278,930	421,608
Settled (in shares)	(1,018)	0
Forfeited (in shares)	(8,984)	0
Ending balance (in shares)	690,536	421,608
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	399,399	0
Granted (in shares)	136,589	408,262
Settled (in shares)	(126,251)	0
Forfeited (in shares)	(20,174)	(8,863)
Ending balance (in shares)	389,563	399,399
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	461,244	0
Granted (in shares)	0	471,729
Settled (in shares)	(79,474)	0
Forfeited (in shares)	(21,238)	(10,485)
Ending balance (in shares)	360,532	461,244
Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	0	0
Granted (in shares)	0	99,186
Settled (in shares)	0	(99,186)
Forfeited (in shares)	0	0
Ending balance (in shares)	0	0